Tax Matters	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Tax Matters
26.	TAX MATTERS
The components of income tax (recovery) expense for the years ended March 31, 2022, March 31, 2021, and March 31, 2020 are as follows:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Income tax expense (recovery) recognized in net income (loss):
Current tax expense	$197.2	$—	$—
Deferred income tax expense	101.7	—	(4.3)

	$298.9	$—	$(4.3)

Income tax expense recognized in other comprehensive income (loss):
Tax effect of net unrealized loss on cash flow hedges flow hedges	$7.8	$—	$—
Tax effect of actuarial gains on defined benefit pension obligation	—	—	4.6
Tax effect of actuarial gains on other post-employment benefits	—	—	2.6

	$7.8	$—	$7.2

Income taxes in the consolidated statements of net income (loss) for the years ended March 31, 2022, March 31, 2020 and March 31, 2020 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Income (loss) before income taxes	$1,156.6	$(76.1)	$(180.2)

Income tax expense (recovery) based on the applicable tax rate of 25%	$289.1	$(19.0)	$(45.1)
Add / (deduct):
Non-deductible post-employment benefits payments	3.0	3.2	3.1
Non-deductible pension contributions	4.7	3.3	3.8
Non-deductible accretion of financial obligations	0.8	2.7	1.7
Change in unrecognized tax benefits	(45.1)	2.7	45.9
Adjustment in respect of prior years	2.2	7.2	(13.7)
Share-based payment compensation	1.4	—	—
Listing expense	58.9	—	—
Changes in fair value of warrant liability	1.6	—	—
Changes in fair value of earnout liability	(19.2)	—	—
Other	1.5	—	—

Income tax expense (recovery) based on the applicable	$298.9	$—	$(4.3)

The applicable tax rate is the aggregate of the Canadian federal income tax rate of 15.0% and the Canadian provincial income tax rate of 10.0%.
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2022 are as follows:

	Balance at March 31, 2021	Movements in:			Balance at March 31, 2022
		Profit (loss)	Other Comprehensive Income	Unrecognized deferred tax asset

Accounting reserves	$4.0	$(1.4)	$—	$—	$2.6
Inventory reserve	(4.1)	0.6	—	—	(3.5)
Non-capital tax loss carryforward	98.2	(98.2)	—	—	(0.0)
Capital tax loss carryforward	0.2	1.7	—	—	1.9
Property, plant and equipment and intangible assets	(151.3)	6.9	—	—	(144.4)
Unrealized exchange gain on US dollar debt	1.2	(0.3)	—	—	0.9
Governmental loans benefit		(10.3)	—	—	(10.3)
Financing expenses	(1.0)	1.0	—	—	—
Deferred revenue	50.2	(1.5)	—	—	48.7
SRED expenditures	2.4	(2.5)	—	—	(0.1)
Transaction costs	—	5.1			5.1
Unrealized loss on cash flow hedges	—	(1.3)	7.8		6.5
Other	0.2	(0.5)	—	—	(0.3)

	$—	$(100.7)	$7.8	$—	$(92.9)

At March 31, 2022, the Company has fully utilized
non-capital
tax losses available of $306.5 million.
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2021 are as follows:

	Balance at March 31, 2020	Movements in:			Balance at March 31, 2021
		Profit (loss)	Other Comprehensive Loss	Unrecognized deferred tax asset

Accounting reserves	$2.9	$1.1	$—	$—	$4.0
Inventory reserve	(2.9)	(1.2)	—	—	(4.1)
Non-capital tax loss carryforward	110.2	(9.3)	—	(2.7)	98.2
Capital tax loss carryforward	0.2	—	—	—	0.2
Property, plant and equipment and intangible assets	(167.1)	15.8	—	—	(151.3)
Unrealized exchange gain on US dollar debt	0.6	0.6	—	—	1.2
Financing expenses	(1.3)	0.3	—	—	(1.0)
Deferred revenue	57.4	(7.2)	—	—	50.2
SRED expenditures	—	2.4	—	—	2.4
Other	—	0.2			0.2

	$—	$2.7	$—	$(2.7)	$—

As of March 31, 2021, net deferred tax assets of $60.1 million were not recognized as a result of Management’s assessment of whether sufficient future taxable income would be generated to permit use of the deferred tax assets. Management assessed the available positive and negative evidence. A significant piece of objective evidence was the cumulative loss the Company had incurred over the previous two years of its operations. Such objective evidence limited the ability to consider other subjective evidence, such as Management’s projections for future growth.